                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-05273

                            Van Kampen Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period:  6/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your trust performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the trust's financial statements and a list of investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--June 1993 through June 2003)
(LINE GRAPH)

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
6/93                                                                        8.17                               8.13
                                                                            8.15                               8.25
                                                                            8.15                               8.13
                                                                            8.08                               7.25
                                                                            8.13                               7.75
                                                                            8.13                               7.75
                                                                            8.16                               7.75
                                                                            8.25                               8.13
                                                                            8.17                               7.25
                                                                            7.92                               7.00
                                                                            7.79                               6.88
                                                                            7.73                               7.00
6/94                                                                        7.72                               7.00
                                                                            7.70                               7.00
                                                                            7.63                               7.25
                                                                            7.43                               7.25
                                                                            7.36                               6.88
                                                                            7.29                               6.63
                                                                            7.28                               6.50
                                                                            7.35                               6.88
                                                                            7.50                               7.13
                                                                            7.50                               7.25
                                                                            7.58                               7.00
                                                                            7.78                               7.13
6/95                                                                        7.76                               7.25
                                                                            7.75                               7.25
                                                                            7.78                               7.00
                                                                            7.84                               7.38
                                                                            7.86                               7.25
                                                                            7.88                               7.13
                                                                            7.94                               7.25
                                                                            7.99                               7.38
                                                                            7.90                               7.38
                                                                            7.81                               7.38
                                                                            7.79                               7.38
                                                                            7.76                               7.38
6/96                                                                        7.78                               7.25
                                                                            7.75                               7.25
                                                                            7.73                               7.50
                                                                            7.85                               7.25
                                                                            7.92                               7.25
                                                                            7.99                               7.50
                                                                            8.00                               7.50
                                                                            7.92                               7.63
                                                                            7.94                               7.50
                                                                            7.79                               7.50
                                                                            7.82                               7.50
                                                                            7.89                               7.63
6/97                                                                        7.95                               7.69
                                                                            8.08                               7.75
                                                                            8.00                               7.50
                                                                            8.10                               7.69
                                                                            8.09                               7.69
                                                                            8.12                               8.00
                                                                            8.05                               8.00
                                                                            8.16                               8.13
                                                                            8.15                               8.06
                                                                            8.18                               8.13
                                                                            8.19                               7.88
                                                                            8.19                               8.06
6/98                                                                        8.17                               7.81
                                                                            8.17                               7.88
                                                                            7.88                               7.44
                                                                            7.87                               7.63
                                                                            7.69                               7.88
                                                                            7.91                               7.94
                                                                            7.84                               7.75
                                                                            7.90                               7.31
                                                                            7.72                               7.13
                                                                            7.75                               7.00
                                                                            7.78                               7.06
                                                                            7.60                               7.06
6/99                                                                        7.51                               6.88
                                                                            7.47                               6.56
                                                                            7.40                               6.56
                                                                            7.39                               6.38
                                                                            7.36                               6.25
                                                                            7.36                               6.06
                                                                            7.25                               5.69
                                                                            7.26                               5.94
                                                                            7.27                               6.19
                                                                            7.23                               6.19
                                                                            7.17                               6.19
                                                                            7.06                               6.06
6/00                                                                        7.12                               6.56
                                                                            7.13                               6.50
                                                                            7.17                               6.75
                                                                            7.06                               6.56
                                                                            6.93                               6.50
                                                                            6.83                               6.31
                                                                            6.85                               6.56
                                                                            7.01                               6.90
                                                                            7.04                               6.97
                                                                            6.93                               6.89
                                                                            6.80                               6.85
                                                                            6.80                               7.15
6/01                                                                        6.68                               7.04
                                                                            6.74                               7.09
                                                                            6.75                               7.30
                                                                            6.55                               6.88
                                                                            6.66                               6.65
                                                                            6.61                               6.40
                                                                            6.50                               6.33
                                                                            6.47                               6.42
                                                                            6.37                               6.26
                                                                            6.32                               6.19
                                                                            6.38                               6.18
                                                                            6.32                               6.40
6/02                                                                        6.13                               6.12
                                                                            6.03                               5.85
                                                                            6.08                               6.14
                                                                            6.05                               5.94
                                                                            5.97                               5.69
                                                                            6.08                               5.75
                                                                            6.11                               5.71
                                                                            6.13                               5.89
                                                                            6.18                               5.96
                                                                            6.21                               5.86
                                                                            6.33                               5.96
                                                                            6.37                               6.02
6/03                                                                        6.40                               5.93

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

------------------------------------------------------------------------------
AVERAGE ANNUAL                                                      MARKET
TOTAL RETURNS                                                       PRICE
                                                                since 04/22/88

Since Inception                                                     6.60%

10-year                                                             5.66

5-year                                                              2.88

1-year                                                              4.00

6-month                                                             7.32
------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Total return assumes an investment at the common share market price at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period. Distribution rate represents the monthly annualized distributions of the trust at the end of the period and not the earnings of the trust.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Income Trust is managed by the Adviser's Taxable Fixed Income team. Members of the team include Gordon Loery, Executive Director; Jaidip Singh, Executive Director; and Menglin Luo, Vice President.(1) The following discussion reflects their views on the trust's performance.

Q. BEFORE YOU DISCUSS HOW THE TRUST PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Concerns over the strength of the U.S. economy caused the Federal Reserve Bank (the Fed) to cut interest rates twice during the period, taking Treasury yields to their lowest levels in decades. Plunging interest rates led to record levels of homeowner refinancing, and caused the mortgage-backed securities sector to underperform relative to Treasuries.

       The high-yield market roared ahead in the first half of 2003, posting its best six-month return since 1991. High-yield mutual fund inflows during the period were at their highest level ever, reflecting enormous demand on the part of individual and institutional investors.

       Overall, market performance was inversely related to credit rating, with CCC credits strongly outperforming B and BB rated bonds. Sector performance was dominated by industries such as wireless communications, utilities, telecommunications and cable, which were among the worst performers in 2002.

Q.     HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

A.      --  The trust generated a total return of 7.32 percent for the six months ended June 30, 2003, based on common share market price. Past performance is no guarantee of future results.

        -- The trust's monthly dividend of $0.0295 translated to a distribution rate of 5.97 percent, based on the trust's common share market price as of June 30, 2003.

       See Performance Summary for additional information.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  The high-yield sector, which made up approximately 43 percent of the portfolio, was among the best performing areas of the fixed-income markets during the period.

        -- Within the high-yield component of the portfolio, selected holdings in the wireless sector benefited the trust's performance. American

(1)Team members may change at any time without notice.
 2

            Cellular performed especially well, rebounding strongly from a low valuation on the basis of its solid fundamentals.

        -- Housing companies such as CB Richard Ellis and Technical Olympic also performed well as housing activity remained one of the economy's few bright spots.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  Our expectation for an improving economy led us to assume a defensive duration posture, which held the trust back when interest rates fell sharply, especially in May.

        -- The trust's mortgage-backed securities holdings were hurt by that sector's underperformance relative to other fixed-income sectors. These holdings included premium-coupon bonds that lagged in the rally when investors began to bid down prices on bonds perceived to be vulnerable to prepayments.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE TRUST, HIGHLIGHTING KEY
       THEMES.

A. Within the high-yield portion of the portfolio, we took profits on some of the trust's energy holdings. We also reduced exposure to transportation companies whose fundamentals no longer supported their presence in the portfolio. We increased the portfolio's utilities and cable holdings when our analysts were able to identify attractive companies.

       Our expectations for the economy centered on an anticipated return to positive growth in the relatively near term. This led us to keep the portfolio's duration (a measure of interest-rate sensitivity) shorter than that of its benchmarks in an effort to protect the trust from unwanted

TOP 5 SECTORS AS OF 6/30/03                 RATINGS ALLOCATION AS OF 6/30/03
Telecommunications               4.9%       AAA/Aaa                         40.4%
Media-Noncable                   4.4        AA/Aa                            0.1
Chemicals                        4.2        BBB/Baa                          4.9
Health Care                      3.8        BB/Ba                           20.4
Paper                            3.1        B/B                             25.6
                                            CCC/Caa                          5.6
                                            CC/Ca                            1.0
                                            Non Rated                        2.0

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

       volatility that could result from rising interest rates. We also adjusted the aggregate coupon structure of the trust's mortgage-backed holdings in an effort to avoid the effects of rapid homeowner-mortgage-prepayment rates associated with newer, more current-coupon mortgage product.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE TRUST, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. There are several factors at work that we believe may be supportive of economic growth and, thus, rising interest rates. First, the economy's underlying strength appears fundamentally sound. Second, Treasury yields ended the period at multi-decade lows that appear to be unsustainable. Lastly, both fiscal and monetary policy remain geared to spurring near-term economic growth.

       While these factors appear to signal a potential turnaround, it is difficult to predict with certainty when that may occur. Regardless, we will continue with our disciplined investment approach while monitoring the markets closely for opportunities.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http:///www.sec.gov.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          DOMESTIC CORPORATE BONDS  38.0%
          AUTOMOTIVE  1.9%
$1,010    Aetna Industries, Inc. (a) (b) (e)...   11.875%        10/01/06         $      5,050
   110    ArvinMeritor, Inc. ..................    8.750         03/01/12              123,750
   250    Autonation, Inc. (c).................    9.000         08/01/08              278,750
   180    Collins & Aikman Products Co. (c)....   10.750         12/31/11              159,300
   275    Laidlaw International, Inc., 144A--
          Private Placement (d)................   10.750         06/15/11              290,125
   335    Lear Corp. (c).......................    8.110         05/15/09              385,250
   195    Metaldyne Corp. .....................   11.000         06/15/12              162,825
   140    Sonic Automotive, Inc., Ser D........   11.000         08/01/08              149,100
   285    TRW Automotive, Inc., 144A--Private
          Placement (d)........................    9.375         02/15/13              310,650
                                                                                  ------------
                                                                                     1,864,800
                                                                                  ------------
          BUILDING MATERIALS  1.0%
   125    Brand Services, Inc. ................   12.000         10/15/12              143,125
   160    NMHG Holdings Co. ...................   10.000         05/15/09              176,800
    60    Nortek Holdings, Inc. ...............    9.250         03/15/07               62,100
   295    Schuler Homes, Inc. (c)..............    9.375         07/15/09              334,825
   270    Trimas Corp. ........................    9.875         06/15/12              278,100
    10    Trimas Corp., 144A--Private Placement
          (d)..................................    9.875         06/15/12               10,300
                                                                                  ------------
                                                                                     1,005,250
                                                                                  ------------
          CHEMICALS  2.3%
    50    ABB Finance, Inc. ...................    6.750         06/03/04               49,033
   100    Equistar Chemicals LP, 144A--Private
          Placement (d)........................   10.625         05/01/11              103,000
   120    FMC Corp. ...........................   10.250         11/01/09              135,600
   110    Huntsman Advanced Materials LLC,
          144A--Private Placement (d)..........   11.000         07/15/10              114,950
   420    Huntsman ICI Chemicals (c)...........   10.125         07/01/09              405,300
    80    Huntsman International LLC, 144A--
          Private Placement (d)................    9.875         03/01/09               83,600
   140    ISP Chemco, Inc. ....................   10.250         07/01/11              158,900
   360    ISP Holdings, Inc. (c)...............   10.625         12/15/09              384,300
   230    Johnsondiversey, Inc., Ser B.........    9.625         05/15/12              258,175

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          CHEMICALS (CONTINUED)
$  140    Lyondell Chemical Co. ...............    9.875%        05/01/07         $    137,900
   185    Lyondell Chemical Co. ...............    9.500         12/15/08              176,675
   220    Millennium America, Inc. (c).........    7.000         11/15/06              223,300
    17    Pioneer Cos., Inc. (Variable Rate
          Coupon)..............................    4.600         12/31/06               14,795
                                                                                  ------------
                                                                                     2,245,528
                                                                                  ------------
          CONSTRUCTION MACHINERY  0.9%
    85    Flowserve Corp. .....................   12.250         08/15/10               99,450
   730    Manitowoc, Inc. .....................   10.500         08/01/12              813,950
                                                                                  ------------
                                                                                       913,400
                                                                                  ------------
          CONSUMER PRODUCTS  1.3%
   255    Iron Mountain, Inc. .................    8.625         04/01/13              274,125
   110    Jacuzzi Brands, Inc., 144A--Private
          Placement (d)........................    9.625         07/01/10              110,000
   250    Muzak, LLC (c).......................    9.875         03/15/09              238,750
   185    Muzak, LLC, 144A-- Private Placement
          (d)..................................   10.000         02/15/09              194,712
   370    Outsourcing Services Group, Inc.
          (c)..................................   10.875         03/01/06              223,850
   280    Xerox Corp. .........................    7.125         06/15/10              281,050
                                                                                  ------------
                                                                                     1,322,487
                                                                                  ------------
          ELECTRIC  1.8%
    41    AES Corp. ...........................    9.375         09/15/10               41,410
    26    AES Corp. ...........................    8.875         02/15/11               25,545
   260    AES Corp., 144A--Private Placement
          (d)..................................    9.000         05/15/15              273,000
   100    Allegheny Energy, Inc. ..............    7.750         08/01/05              100,500
   185    Calpine Corp. .......................    8.500         02/15/11              139,675
    35    CMS Energy Corp. ....................    7.500         01/15/09               34,781
   220    CMS Energy Corp. ....................    8.500         04/15/11              230,725
    75    IPALCO Enterprises, Inc. ............    8.625         11/14/11               82,500
   260    Monongahela Power Co. (c)............    5.000         10/01/06              259,675
   225    PSEG Energy Holdings, Inc. (c).......    8.625         02/15/08              242,152
   165    PSEG Energy Holdings, Inc., 144A--
          Private Placement (d)................    7.750         04/16/07              174,659
   125    Southern California Edison Co.,
          144A--Private Placement (d)..........    8.000         02/15/07              137,656
                                                                                  ------------
                                                                                     1,742,278
                                                                                  ------------
          ENVIRONMENTAL SERVICES  0.5%
   435    Allied Waste North America, Inc.
          (c)..................................   10.000         08/01/09              464,362
                                                                                  ------------

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          FOOD  1.3%
$  150    Dominos, Inc., 144A--Private
          Placement (d)........................    8.250%        07/01/11         $    155,625
   130    Merisant Co., 144A--Private Placement
          (d)..................................    9.500         07/15/13              135,200
   190    Michael Foods, Inc., Ser B (c).......   11.750         04/01/11              219,450
   170    Pilgrim's Pride Corp. ...............    9.625         09/15/11              182,325
   575    Smithfield Foods, Inc. (c)...........    8.000         10/15/09              625,312
                                                                                  ------------
                                                                                     1,317,912
                                                                                  ------------
          GAMING  2.1%
   210    Harrahs Operating Co., Inc. (c)......    7.875         12/15/05              228,900
   150    Harrahs Operating Co., Inc. .........    8.000         02/01/11              181,092
   475    Horseshoe Gaming LLC (c).............    8.625         05/15/09              505,875
   180    Park Place Entertainment Corp. ......    7.875         12/15/05              192,375
   250    Park Place Entertainment Corp. (c)...    8.875         09/15/08              276,250
   300    Station Casinos, Inc. (c)............    8.875         12/01/08              316,500
   100    Station Casinos, Inc. ...............    9.875         07/01/10              110,500
   210    Venetian Casino Resort, LLC (c)......   11.000         06/15/10              237,825
                                                                                  ------------
                                                                                     2,049,317
                                                                                  ------------
          HEALTHCARE  2.6%
   390    AmerisourceBergen Corp. (c)..........    8.125         09/01/08              430,950
   100    Apogent Technologies, Inc., 144A--
          Private Placement (d)................    6.500         05/15/13              103,750
   180    Fisher Scientific International,
          Inc. ................................    7.125         12/15/05              189,000
   205    Fisher Scientific International,
          Inc., 144A--Private Placement (c)
          (d)..................................    8.125         05/01/12              220,375
   165    Fresenius Medical Care Capital Trust
          II...................................    7.875         02/01/08              174,075
   240    Fresenius Medical Care Capital Trust
          IV (c)...............................    7.875         06/15/11              254,400
   335    HCA, Inc. (c)........................    8.750         09/01/10              390,765
    30    Manor Care, Inc. ....................    7.500         06/15/06               32,641
    85    Manor Care, Inc. ....................    8.000         03/01/08               96,050
    70    Manor Care, Inc., 144A--Private
          Placement (d)........................    6.250         05/01/13               72,800
   150    Omnicare, Inc. ......................    8.125         03/15/11              163,500
   345    Tenet Healthcare Corp. (c)...........    6.500         06/01/12              321,712
   150    Tenet Healthcare Corp. ..............    7.375         02/01/13              145,500
                                                                                  ------------
                                                                                     2,595,518
                                                                                  ------------

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          HOME CONSTRUCTION  1.2%
$  220    KB Home (c)..........................    7.750%        02/01/10         $    238,975
   110    Meritage Corp., 144A--Private
          Placement (d)........................    9.750         06/01/11              122,100
    95    Tech Olympic USA, Inc. ..............    9.000         07/01/10              103,075
   145    Tech Olympic USA, Inc. ..............    9.000         07/01/10              155,875
   180    Tech Olympic USA, Inc. ..............   10.375         07/01/12              192,600
    25    Tech Olympic USA, Inc., 144A--
          Private Placement (d)................   10.375         07/01/12               26,750
   270    Toll Corp. (c).......................    8.250         02/01/11              302,400
                                                                                  ------------
                                                                                     1,141,775
                                                                                  ------------
          INDEPENDENT ENERGY  0.3%
   240    Equistar Chemicals LP (c)............   10.125         09/01/08              248,400
                                                                                  ------------

          INTEGRATED ENERGY  1.5%
   445    BRL Universal Equipment (c)..........    8.875         02/15/08              485,050
   425    Chesapeake Energy Corp. (c)..........    8.125         04/01/11              460,062
   245    Hanover Equipment Trust..............    8.500         09/01/08              258,475
   125    Hanover Equipment Trust..............    8.750         09/01/11              131,875
    50    MSW Energy Holdings, LLC, 144A--
          Private Placement (d)................    8.500         09/01/10               51,625
    95    Transcontinental Gas Pipe Line
          Corp. ...............................    8.875         07/15/12              107,825
                                                                                  ------------
                                                                                     1,494,912
                                                                                  ------------
          LIFE INSURANCE  0.5%
   215    Anthem Insurance Cos., Inc., 144A--
          Private Placement (c) (d)............    9.125         04/01/10              271,078
   215    Health Net, Inc. (c).................    8.375         04/15/11              261,717
                                                                                  ------------
                                                                                       532,795
                                                                                  ------------
          LODGING  1.8%
   250    Hilton Hotels Corp. (c)..............    7.950         04/15/07              270,000
   130    Hilton Hotels Corp. .................    7.625         12/01/12              143,000
    50    HMH Properties, Inc. ................    7.875         08/01/05               51,125
   290    HMH Properties, Inc., Ser B (c)......    7.875         08/01/08              295,800
   345    LNR Property Corp., 144A--Private
          Placement (d)........................    7.625         07/15/13              350,175
   135    LodgeNet Entertainment Corp. ........    9.500         06/15/13              139,050

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          LODGING (CONTINUED)
$   65    Starwood Hotels & Resorts Worldwide,
          Inc. ................................    7.375%        05/01/07         $     68,737
   455    Starwood Hotels & Resorts Worldwide,
          Inc. ................................    7.875         05/01/12              500,500
                                                                                  ------------
                                                                                     1,818,387
                                                                                  ------------
          MEDIA-CABLE  1.9%
    55    Avalon Cable, LLC (f)................ 0/11.875         12/01/08               52,869
   645    Charter Communications Holdings
          (c)..................................    8.250         04/01/07              499,875
    50    CSC Holdings, Inc. ..................    7.250         07/15/08               50,250
   260    CSC Holdings, Inc. ..................    8.125         07/15/09              269,750
    70    CSC Holdings, Inc. ..................    9.875         02/15/13               73,500
    65    CSC Holdings, Inc. ..................   10.500         05/15/16               71,175
   330    DirecTV Holdings, LLC, 144A--Private
          Placement (d)........................    8.375         03/15/13              369,600
   310    Echostar DBS Corp. ..................    9.375         02/01/09              332,087
 1,000    Park N View, Inc., Ser B (a) (b)
          (e)..................................   13.000         05/15/08                    0
   160    Pegasus Communications Corp., Ser B..    9.750         12/01/06              146,400
    20    Pegasus Satellite (f)................ 0/13.500         03/01/07               16,800
    35    Renaissance Media Group..............   10.000         04/15/08               34,738
                                                                                  ------------
                                                                                     1,917,044
                                                                                  ------------
          MEDIA-NONCABLE  1.7%
   125    Echostar DBS Corp. (c)...............    9.125         01/15/09              140,313
   125    Houghton Mifflin Co., 144A--Private
          Placement (d)........................    8.250         02/01/11              132,500
   275    Interep National Radio Sales,
          Inc. ................................   10.000         07/01/08              235,125
   320    Nextmedia Operating, Inc. (c)........   10.750         07/01/11              360,000
   120    PEI Holdings, Inc., 144A--Private
          Placement (d)........................   11.000         03/15/10              132,900
   325    Primedia, Inc. (c)...................    8.875         05/15/11              343,688
   275    Salem Communications Corp. ..........    7.750         12/15/10              286,000
                                                                                  ------------
                                                                                     1,630,526
                                                                                  ------------
          METALS  0.8%
   305    Doe Run Resources Corp., 144A--
          Private Placement (d) (e) (i)........   11.750         11/01/08              106,882
   750    GS Technologies Operating, Inc. (a)
          (b) (e)..............................   12.000         09/01/04               22,500
   220    Oregon Steel Mills, Inc. ............   10.000         07/15/09              199,100
    47    Republic Engineered Products.........   10.000         08/16/09               11,765

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          METALS (CONTINUED)
$  245    UCAR Finance, Inc. (c)...............   10.250%        02/15/12         $    241,325
   225    United States Steel Corp. ...........    9.750         05/15/10              229,500
                                                                                  ------------
                                                                                       811,072
                                                                                  ------------
          NATURAL GAS PIPELINES  1.6%
   340    Dynegy Holdings, Inc.................    6.875         04/01/11              287,300
    75    El Paso Energy Partners LP, 144A--
          Private Placement (d)................    8.500         06/01/10               80,625
   240    El Paso Production Holding Co.,
          144A--Private Placement (d)..........    7.750         06/01/13              240,600
   315    GulfTerra Energy Partners LP.........   10.625         12/01/12              365,400
    55    Northwest Pipeline Corp..............    8.125         03/01/10               59,400
   105    Southern Natural Gas Co., 144A--
          Private Placement (d)................    8.875         03/15/10              114,975
   155    Williams Cos., Inc. .................    9.250         03/15/04              159,650
   290    Williams Cos., Inc. .................    7.875         09/01/21              284,200
                                                                                  ------------
                                                                                     1,592,150
                                                                                  ------------
          OIL FIELD SERVICES  0.2%
   160    Magnum Hunter Resources, Inc. .......    9.600         03/15/12              176,800
                                                                                  ------------

          OTHER INDUSTRIAL  0.1%
   150    Eagle-Picher Industries, Inc. .......    9.375         03/01/08              141,000
                                                                                  ------------

          PACKAGING  1.0%
   450    Owens-Illinois, Inc. (c).............    7.500         05/15/10              443,250
   250    Riverwood International Corp. (c)....   10.875         04/01/08              257,500
   250    Tekni-Plex, Inc., Ser B (c)..........   12.750         06/15/10              245,000
                                                                                  ------------
                                                                                       945,750
                                                                                  ------------
          PAPER  1.0%
   435    Georgia-Pacific Corp., 144A--Private
          Placement (c) (d)....................    8.875         02/01/10              474,150
    50    Louisiana Pacific Corp. .............   10.875         11/15/08               57,250
   145    Louisiana Pacific Corp. .............    8.875         08/15/10              166,750
    80    Owens Brockway Glass Containers,
          Inc. ................................    8.750         11/15/12               87,200
    25    Owens Brockway Glass Containers,
          Inc., 144A--Private Placement (d)....    7.750         05/15/11               26,563
    35    Pliant Corp. ........................   13.000         06/01/10               33,075
   185    Pliant Corp. ........................   13.000         06/01/10              174,825
                                                                                  ------------
                                                                                     1,019,813
                                                                                  ------------

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          REAL ESTATE INVESTMENT TRUSTS  0.4%
$  320    Istar Financial, Inc. (c)............    8.750%        08/15/08         $    350,400
                                                                                  ------------

          REFINING  1.2%
   120    Citgo Petroleum Corp., 144A--Private
          Placement (d)........................   11.375         02/01/11              134,400
   250    Frontier Oil Corp. (c)...............   11.750         11/15/09              276,250
   145    Tesoro Petroleum Corp. ..............    9.000         07/01/08              131,950
   135    Tesoro Petroleum Corp. (c)...........    9.625         04/01/12              124,200
   435    Vintage Petroleum, Inc. (c)..........    7.875         05/15/11              468,713
                                                                                  ------------
                                                                                     1,135,513
                                                                                  ------------
          RETAIL  1.7%
   339    Big 5 Corp., Ser B (c)...............   10.875         11/15/07              358,069
   160    Elizabeth Arden, Inc. (c)............   11.750         02/01/11              179,200
    80    Gap, Inc. ...........................    6.900         09/15/07               86,600
   130    Gap, Inc. ...........................   10.550         12/15/08              158,600
   105    Houghton Mifflin Co., 144A--Private
          Placement (d)........................    9.875         02/01/13              114,450
   120    Oxford Industries, Inc., 144A--
          Private Placement (d)................    8.875         06/01/11              126,600
    45    Penney JC Co., Inc. .................    7.600         04/01/07               47,475
   120    Penney JC Co., Inc. .................    8.000         03/01/10              126,300
   135    Penney JC Co., Inc. .................    9.000         08/01/12              147,150
    35    Penney JC Co., Inc. .................    6.875         10/15/15               32,921
 1,000    Sleepmaster LLC, Ser B (a) (b).......   11.000         05/15/09              276,250
                                                                                  ------------
                                                                                     1,653,615
                                                                                  ------------
          SERVICES  0.8%
   315    CB Richard Ellis Service, Inc. (c)...   11.250         06/15/11              339,413
    60    CBRE Escrow, Inc., 144A--Private
          Placement (d)........................    9.750         05/15/10               63,375
   240    Intermet Corp. (c)...................    9.750         06/15/09              231,600
   170    Iron Mountain, Inc. .................    7.750         01/15/15              180,625
                                                                                  ------------
                                                                                       815,013
                                                                                  ------------
          SUPERMARKETS  1.0%
   235    Ahold Finance USA, Inc. .............    8.250         07/15/10              242,050
   390    Delhaize America, Inc. ..............    8.125         04/15/11              429,000
   263    Kroger Co., 144A--Private Placement
          (c) (d)..............................    8.500         07/15/17              291,057
                                                                                  ------------
                                                                                       962,107
                                                                                  ------------

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          TECHNOLOGY  0.9%
$  315    Avaya, Inc. .........................   11.125%        04/01/09         $    346,500
   250    Fairchild Semiconductor Corp. (c)....   10.500         02/01/09              282,500
   415    Solectron Corp., LYON (c)............    *             11/20/20              232,400
                                                                                  ------------
                                                                                       861,400
                                                                                  ------------
          TELECOMMUNICATIONS  2.7%
   465    American Cellular Corp. (a)..........    9.500         10/15/09              234,825
    50    American Tower Corp. ................    9.375         02/01/09               50,500
   465    American Tower Corp. ................    6.250         10/15/09              432,450
   240    Dobson Communications Corp. .........   10.875         07/01/10              260,400
   210    Exodus Communications, Inc. (a) (b)
          (e)..................................   11.250         07/01/08               12,576
   336    Exodus Communications, Inc. (a) (b)
          (e)..................................   11.625         07/15/10               20,135
   122    Globix Corp., 144A--Private Placement
          (d) (i)..............................   11.000         05/01/08               92,474
   235    Nextel Communications, Inc. (c)......    9.375         11/15/09              253,506
   160    Nextel Partners, Inc. ...............   11.000         03/15/10              173,600
    65    Nextel Partners, Inc., 144A--Private
          Placement (d)........................    8.125         07/01/11               65,163
   200    Primus Telecom Group.................    9.875         05/15/08              179,000
    15    Primus Telecom Group.................   11.250         01/15/09               13,950
    75    Qwest Corp. .........................    6.625         09/15/05               76,688
   170    RH Donnelley Finance Corp. I, 144A--
          Private Placement (d)................   10.875         12/15/12              198,900
   335    SBA Communications Corp. ............   12.000         03/01/08              344,213
   150    SBA Communications Corp. ............   10.250         02/01/09              138,750
   405    WorldCom, Inc. (a) (b)...............    8.250         05/15/31              120,488
                                                                                  ------------
                                                                                     2,667,618
                                                                                  ------------
          TRANSPORTATION SERVICES  0.0%
    14    Aran Shipping & Trading, SA (a)
          (e)..................................    8.300         01/31/04                    0
                                                                                  ------------

TOTAL DOMESTIC CORPORATE BONDS  38.0%..........................................     37,436,942
                                                                                  ------------

          FOREIGN BONDS AND DEBT SECURITIES (US $)  6.4%
          BRAZIL  0.2%
   500    Multicanal Participacoes, Ser B
          (a)..................................   12.625         06/18/04              176,250
                                                                                  ------------

          CANADA  2.8%
   200    360 Networks, Inc. (a) (b) (e).......   13.000         05/01/08                    0
    80    Abitibi-Consolidated, Inc. ..........    6.000         06/20/13               76,308
   180    Acetex Corp. ........................   10.875         08/01/09              200,925
   300    Air Canada (a) (b)...................   10.250         03/15/11              136,500

 12                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          CANADA (CONTINUED)
$  355    Alliance Atlantis Communications,
          Inc. (c).............................   13.000%        12/15/09         $    406,475
   231    Hollinger Participation Trust, 144A--
          Private Placement (d) (i)............   12.125         11/15/10              260,562
   400    Husky Oil Ltd. (Variable Rate Coupon)
          (c)..................................    8.900         08/15/28              464,000
   250    Hydrochem Industrial Services, Inc.,
          Ser B................................   10.375         08/01/07              176,875
   125    Norampac, Inc., 144A--Private
          Placement (d)........................    6.750         06/01/13              131,875
   200    Norske Skog Canada Ltd. .............    8.625         06/15/11              210,000
   130    Pacifica Papers, Inc. (c)............   10.000         03/15/09              139,100
    55    PCI Chemicals Canada, Inc. ..........   10.000         12/31/08               47,679
   125    Rogers Cable, Inc., 144A--Private
          Placement (d)........................    6.250         06/15/13              125,312
   350    Tembec Industries, Inc. (c)..........    7.750         03/15/12              341,250
                                                                                  ------------
                                                                                     2,716,861
                                                                                  ------------
          FRANCE  0.5%
   220    Rhodia S.A., 144A--Private Placement
          (d)..................................    8.875         06/01/11              228,800
   235    Vivendi Universal SA, 144A--Private
          Placement (d)........................    9.250         04/15/10              268,488
                                                                                  ------------
                                                                                       497,288
                                                                                  ------------
          GUERNSEY  0.2%
   200    ABB International Finance Ltd.
          (Euro)...............................    9.500         01/15/08              230,939
                                                                                  ------------

          LUXEMBOURG  0.7%
   110    Johnsondiversey, Inc. (Euro).........    9.625         05/15/12              136,650
   115    Safilo Capital International SA,
          144A--Private Placement (Euro) (d)...    9.625         05/15/13              140,546
   350    Tyco International Group SA..........    6.750         02/15/11              372,750
                                                                                  ------------
                                                                                       649,946
                                                                                  ------------
          MEXICO  0.6%
   475    Satelites Mexicanos SA...............   10.125         11/01/04              219,688
   350    TV Azteca SA (c).....................   10.500         02/15/07              347,375
                                                                                  ------------
                                                                                       567,063
                                                                                  ------------
          SINGAPORE  0.2%
   230    Flextronics International Ltd. (c)...    9.875         07/01/10              253,000
                                                                                  ------------

See Notes to Financial Statements                                             13

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          UNITED KINGDOM  1.2%
$  155    Avecia Group Plc.....................   11.000%        07/01/09         $    141,050
   390    British Sky Broadcasting Group Plc
          (c)..................................    8.200         07/15/09              462,827
   325    JSG Funding Plc (Euro)...............   10.125         10/01/12              407,476
   160    Xerox Capital Europe Plc.............    5.875         05/15/04              161,600
                                                                                  ------------
                                                                                     1,172,953
                                                                                  ------------

TOTAL FOREIGN BONDS AND DEBT SECURITIES  6.4%..................................      6,264,300
                                                                                  ------------

          COLLATERALIZED MORTGAGE
          OBLIGATIONS  20.8%
   953    Federal Home Loan Mortgage Corp.
          (Interest Only)......................    5.000         09/15/14               63,989
   582    Federal Home Loan Mortgage Corp.
          (Interest Only) (g)..................    6.320         01/15/29               48,064
   479    Federal Home Loan Mortgage Corp.
          (Interest Only) REMIC (g)............    6.820         03/15/32               36,245
   774    Federal National Mortgage Association
          Pools (Interest Only)................    5.500         06/25/26               62,238
 1,250    Federal National Mortgage Association
          Pools (Interest Only) REMIC..........    6.000   07/20/20 to 07/25/33        185,951
 1,768    Federal National Mortgage Association
          Pools (Interest Only)................    6.500   07/01/31 to 05/25/33        169,661
   839    Federal National Mortgage Association
          Pools (Interest Only)................    7.000   03/01/32 to 04/25/33         88,610
   173    Federal National Mortgage Association
          Pools (Interest Only)................    8.000         05/01/30               25,828
   784    Government National Mortgage
          Association Pools (Interest Only)
          (g)..................................    6.220         05/16/32               56,110
   689    Government National Mortgage
          Association Pools (Interest Only)
          REMIC (g)............................    6.820         05/16/32               55,168
 7,400    Federal Home Loan Mortgage Corp.,
          July.................................    6.500           TBA               7,702,941
   400    Federal Home Loan Mortgage Corp.,
          July.................................    7.500           TBA                 425,250
 3,000    Federal National Mortgage
          Association, July....................    6.000           TBA               3,118,125
 5,750    Federal National Mortgage
          Association, September...............    5.000           TBA               5,796,719

 14                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,500    Federal National Mortgage
          Association, September...............    5.500%          TBA            $  1,541,250
 1,000    Government National Mortgage
          Association, September...............    5.500           TBA               1,034,375
                                                                                  ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  20.8%...............................     20,410,524
                                                                                  ------------

          MORTGAGE BACKED SECURITIES  14.0%
 1,129    Federal Home Loan Mortgage Corp. 30
          Year Pools (c).......................    7.500   11/01/29 to 10/01/31      1,200,235
   151    Federal National Mortgage Association
          15 Year Pools (c)....................    6.500         06/01/15              159,141
   723    Federal National Mortgage Association
          15 Year Pools (c)....................    7.000   03/01/15 to 05/01/15        769,331
   157    Federal National Mortgage Association
          15 Year Pools........................    7.500   03/01/15 to 06/01/15        168,638
 1,088    Federal National Mortgage Association
          30 Year Pools (c)....................    6.000   04/01/28 to 12/01/28      1,132,848
 5,437    Federal National Mortgage Association
          30 Year Pools........................    7.000   04/01/28 to 03/01/33      5,729,583
 1,168    Federal National Mortgage Association
          30 Year Pools (c)....................    7.500   03/01/30 to 03/01/32      1,241,809
   461    Government National Mortgage
          Association 30 Year Pools (c)........    7.000   07/15/29 to 01/15/30        487,558
   945    Government National Mortgage
          Association 30 Year Pools............    7.500   07/15/23 to 09/15/29      1,010,964
   679    Government National Mortgage
          Association 30 Year Pools............    8.000   03/15/17 to 10/15/22        741,587
   261    Government National Mortgage
          Association 30 Year Pools............    8.500   07/15/24 to 12/15/24        285,296
   638    Government National Mortgage
          Association 30 Year Pools............    9.000   08/15/16 to 12/15/24        711,751
    94    Government National Mortgage
          Association 30 Year Pools............    9.500   11/15/09 to 01/15/17        105,149
                                                                                  ------------

TOTAL MORTGAGE BACKED SECURITIES...............................................     13,743,890
                                                                                  ------------

See Notes to Financial Statements                                             15

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)     DESCRIPTION                            COUPON          MATURITY            VALUE
          UNITED STATES TREASURY OBLIGATIONS  16.4%
$1,600    United States Treasury Bonds.........    5.250%        02/15/29         $  1,742,688
 1,770    United States Treasury Bonds.........    7.625         02/15/25            2,517,204
 2,575    United States Treasury Bonds (c).....    8.125         08/15/21            3,766,141
 1,450    United States Treasury Bonds (c).....    8.750         08/15/20            2,220,936
   810    United States Treasury Bonds (c).....    8.875         02/15/19            1,240,755
 1,600    United States Treasury Bonds (c).....   11.125         08/15/03            1,620,501
   250    United States Treasury Bonds (c).....   11.250         02/15/15              426,094
 1,250    United States Treasury Notes.........    6.750         05/15/05            1,377,002
 1,200    United States Treasury Notes.........    7.250         05/15/04            1,265,016
                                                                                  ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS.......................................     16,176,337
                                                                                  ------------

          FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  0.5%
   332    Federal Republic of Brazil
          (Brazil).............................    8.000         04/15/14              292,078
   180    United Mexican States (Mexico) (c)...    8.375         01/14/11              216,090
                                                                                  ------------

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS.....................        508,168
                                                                                  ------------

DESCRIPTION
EQUITIES  1.1%
Aurora Foods, Inc. (8,855 Common Shares) (h).................................          3,099
Dobson Communications Corp. (2,871 Preferred Shares) (i).....................        282,057
Doe Run Resources Corp. (1 Common Stock Warrant) (e) (h).....................              0
Globix Corp. (12,844 Common Shares) (h)......................................         37,248
HF Holdings, Inc. (5,260 Common Stock Warrants) (e) (h)......................              0
ICG Communications, Inc. (110 Common Stock Warrants) (e) (h).................              0
ICG Communications, Inc. (677 Common Shares) (h).............................          5,553
Intermedia Communications, Inc. (1,260 Preferred Shares) (a) (i).............          4,095
McLeodUSA, Inc., Class A (2,015 Preferred Shares) (h)........................         14,589
McLeodUSA, Inc., Class A (4,466 Preferred Stock Warrants) (h)................          1,831
McLeodUSA, Inc., Class A (497 Common Shares) (h).............................            750
Microcell Telecommunications, Inc. (1,222 Common Stock Warrants) (CAN) (h)...            721
Microcell Telecommunications, Inc. (1,986 Preferred Shares) (CAN) (h)........         17,025
Microcell Telecommunications, Inc. (17 Common Shares) (CAN) (h)..............            134
Microcell Telecommunications, Inc. (733 Common Stock Warrants) (CAN) (h).....            243
Microcell Telecommunications, Inc., Class B (1,974 Common Shares) (CAN)
  (h)........................................................................         14,922
Optel, Inc. (500 Common Shares) (e) (h)......................................              0
Park N View, Inc., 144A--Private Placement (1,000 Common Stock Warrants) (d)
  (e) (h)....................................................................              0

 16                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                                        VALUE
EQUITIES (CONTINUED)
Paxon Communications Corp. (3,700 Preferred Shares) (c) (i)..................   $    365,375
Pioneer Cos., Inc. (3,533 Common Shares) (h).................................         12,895
Republic Technologies International, Inc., 144A--Private Placement (250
  Common Stock Warrants) (d) (h).............................................              3
Startec Global Communications, 144A--Private Placement (1,000 Common Stock
  Warrants) (d) (e) (h)......................................................              0
TNP Enterprises, Inc. (4,022 Preferred Shares) (c) (i).......................        302,646
XO Communications, Inc. (487 Common Shares) (h)..............................          3,531
XO Communications, Inc., Class A (975 Common Stock Warrants) (e) (h).........            975
XO Communications, Inc., Class B (731 Common Stock Warrants) (e) (h).........              0
XO Communications, Inc., Class C (731 Common Stock Warrants) (e) (h).........              0
                                                                                ------------

TOTAL EQUITIES  1.1%.........................................................      1,067,692
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $98,280,916).........................................................     95,607,853
                                                                                ------------

SHORT-TERM INVESTMENTS  22.7%
REPURCHASE AGREEMENT  4.3%
Banc of America Securities LLC ($4,179,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to be sold
  on 07/01/03 at $4,179,129).................................................      4,179,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  18.4%
Federal Home Loan Bank Discount Note ($18,124,000 par, yielding 0.95%,
  07/01/03 maturity).........................................................     18,124,000
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $22,303,000).........................................................     22,303,000
                                                                                ------------

TOTAL INVESTMENTS  119.9%
  (Cost $120,583,916)........................................................    117,910,853
LIABILITIES IN EXCESS OF OTHER ASSETS  (19.9%)...............................    (19,549,790)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $ 98,361,063
                                                                                ============

*   Zero coupon bond

(a) Non-income producing as security is in default.

(b) This borrower has filed for protection in federal bankruptcy court.

See Notes to Financial Statements                                             17

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

(c) Assets segregated as collateral for open forward transactions.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market.

(h) Non-income producing security.

(i) Payment-in-kind security.

TBA -- To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

LYON--Liquid Yield Option Note

REMIC--Real Estate Mortgage Investment Conduits

EURO--Eurodollar

CAN--Canadian Dollar

 18                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $120,583,916).......................  $117,910,853
Cash........................................................           516
Receivables:
  Investments Sold..........................................    13,852,970
  Interest..................................................     1,426,929
Other.......................................................        30,655
                                                              ------------
    Total Assets............................................   133,221,923
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    34,625,196
  Investment Advisory Fee...................................        52,612
  Affiliates................................................         2,217
Trustees' Deferred Compensation and Retirement Plans........       107,434
Accrued Expenses............................................        46,018
Forward Foreign Currency Contracts..........................        27,383
                                                              ------------
    Total Liabilities.......................................    34,860,860
                                                              ------------
NET ASSETS..................................................  $ 98,361,063
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($98,361,063 divided by
  15,371,738 shares outstanding)............................  $       6.40
                                                              ============
NET ASSETS CONSIST OF:
Common Shares (no par value with unlimited shares
  authorized, 15,371,738 shares issued and outstanding).....  $122,393,211
Accumulated Undistributed Net Investment Income.............    (1,670,301)
Net Unrealized Depreciation.................................    (2,699,508)
Accumulated Net Realized Loss...............................   (19,662,339)
                                                              ------------
NET ASSETS..................................................  $ 98,361,063
                                                              ============

See Notes to Financial Statements                                             19

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  2,827,438
Dividends...................................................        77,659
Other.......................................................         6,890
                                                              ------------
    Total Income............................................     2,911,987
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       309,310
Shareholder Reports.........................................        23,048
Trustees' Fees and Related Expenses.........................        21,549
Custody.....................................................        13,590
Legal.......................................................         2,429
Other.......................................................        56,529
                                                              ------------
    Total Expenses..........................................       426,455
    Less Credits Earned on Cash Balances....................            98
                                                              ------------
    Net Expenses............................................       426,357
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,485,630
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (3,245,863)
  Foreign Currency Contracts................................       (19,455)
  Foreign Currency Transactions.............................       (29,192)
                                                              ------------
Net Realized Loss...........................................    (3,294,510)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,096,106)
  End of the Period:
    Investments.............................................    (2,673,063)
    Foreign Currency Contracts..............................       (27,383)
    Foreign Currency Translation............................           938
                                                              ------------
                                                                (2,699,508)
                                                              ------------
Net Unrealized Appreciation During the Period...............     8,396,598
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  5,102,088
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  7,587,718
                                                              ============

 20                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,485,630         $  5,997,463
Net Realized Loss.....................................     (3,294,510)          (6,169,169)
Net Unrealized Appreciation During the Period.........      8,396,598            1,071,689
                                                          -----------         ------------
Change in Net Assets from Operations..................      7,587,718              899,983

Distributions from Net Investment Income..............     (3,035,755)          (7,220,386)
                                                          -----------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      4,551,963           (6,320,403)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment........................................            -0-               81,841
                                                          -----------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      4,551,963           (6,238,562)
NET ASSETS:
Beginning of the Period...............................     93,809,100          100,047,662
                                                          -----------         ------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,670,301) and
  ($1,120,176), respectively).........................    $98,361,063         $ 93,809,100
                                                          ===========         ============

See Notes to Financial Statements                                             21

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                    MONTHS
                                    ENDED
                                   JUNE 30,    --------------------------------------------------
                                     2003       2002     2001 (a)     2000       1999       1998
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $6.10      $ 6.51     $ 6.85     $  7.25    $  7.84    $ 8.05
                                    -----      ------     ------     -------    -------    ------
  Net Investment Income...........    .17         .39        .53         .60        .64       .66
  Net Realized and Unrealized
    Gain/Loss.....................    .33        (.33)      (.29)       (.40)      (.63)     (.22)
                                    -----      ------     ------     -------    -------    ------
Total from Investment
  Operations......................    .50         .06        .24         .20        .01       .44
Distributions from Net Investment
  Income..........................   (.20)       (.47)      (.58)       (.60)      (.60)     (.65)
                                    -----      ------     ------     -------    -------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $6.40      $ 6.10     $ 6.51     $  6.85    $  7.25    $ 7.84
                                    =====      ======     ======     =======    =======    ======

Common Share Market Price at End
  of the Period...................  $5.93      $ 5.71     $ 6.33     $6.5625    $5.6875    $ 7.75
Total Return (b)..................  7.32%*     -2.59%      5.05%      26.59%    -19.81%     5.05%
Net Assets at End of the Period
  (In millions)...................  $98.4      $ 93.8     $100.0     $ 104.8    $ 110.9    $120.0
Ratio of Expenses to Average Net
  Assets..........................   .90%        .89%       .93%        .96%       .95%      .96%
Ratio of Net Investment Income to
  Average Net Assets..............  5.22%       6.29%      7.88%       8.51%      8.46%     8.17%
Portfolio Turnover................   154%*       101%        46%         60%        28%       47%
*  Non-Annualized

(a) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was an increase in the ratio of net investment income to average net assets from 7.83% to 7.88%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share price at the end of the period indicated.


YEAR ENDED DECEMBER 31,
-----------------------------------------------
      1997     1996     1995     1994     1993
-----------------------------------------------
     $ 7.93   $ 7.94   $ 7.28   $ 8.15   $ 7.85
     ------   ------   ------   ------   ------
        .66      .66      .65      .65      .78
        .18     (.01)     .66     (.86)     .29
     ------   ------   ------   ------   ------
        .84      .65     1.31     (.21)    1.07
       (.72)    (.66)    (.65)    (.66)    (.77)
     ------   ------   ------   ------   ------
     $ 8.05   $ 7.93   $ 7.94   $ 7.28   $ 8.15
     ======   ======   ======   ======   ======

     $ 8.00   $ 7.50   $ 7.25   $ 6.50   $ 7.75
     16.97%   12.95%   21.83%   -8.06%   11.82%
     $123.1   $121.2   $121.4   $111.4   $124.7
       .91%    1.00%     .94%     .96%    1.00%
      8.32%    8.40%    8.50%    7.94%    8.99%
        55%      36%      34%      45%      53%

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide current income through investing in a portfolio of U.S. Government securities and in corporate fixed income securities, including high-yielding, lower rated or nonrated securities believed not to involve undue risk to income or principal. The Trust commenced investment operations on April 22, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued", "delayed delivery", or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued, delayed delivery, or forward purchase commitments until payment is made. At June 30, 2003, the Trust has $19,618,660 of forward purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments whereby the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $15,817,862, which will expire between December 31, 2003 and December 31, 2010. Of this amount, $1,776,125 will expire on December 31, 2003.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $120,917,809
                                                                ============
Gross tax unrealized appreciation...........................    $  4,898,895
Gross tax unrealized depreciation...........................      (7,905,852)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (3,006,957)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays dividends monthly from net investment income to shareholders. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $7,220,386
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $7,220,386
                                                                ==========

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $156,125

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTION During the six months ended June 30, 2003, the Trust's custody fee was reduced by $98 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust.

    For the six months ended June 30, 2003, the Trust recognized expenses of approximately $2,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended June 30, 2003, the Trust recognized expenses of approximately $6,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Trust, which is reported as part of "Other" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2003 and December 31, 2002, paid in surplus related to common shares aggregated $122,393,211.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Transactions in common shares were as follows:

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
Beginning Shares......................................     15,371,738          15,358,477
Shares issued Through Dividend Reinvestment...........            -0-              13,261
                                                           ----------          ----------
Ending Shares.........................................     15,371,738          15,371,738
                                                           ==========          ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $141,482,946 and $146,126,870, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust has a variety of reasons to use derivative instruments, such as to attempt to protect the Trust against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Trust's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/ loss on forwards. The following forward foreign currency contracts were outstanding as of June 30, 2003.

                                                                           UNREALIZED
                                                              CURRENT     APPRECIATION/
                                                               VALUE      DEPRECIATION
SHORT CONTRACTS:
Euro Currency
  475,000 expiring 7/24/03..................................  $545,967      $(25,842)
  70,000 expiring 7/24/03...................................    80,458        (3,808)
  140,000 expiring 7/24/03..................................   160,917         2,267
                                                              --------      --------
                                                              $787,342      $(27,383)
                                                              ========      ========

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN(1)
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*(1)
THEODORE A. MYERS
JACK E. NELSON(1)
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

(1) Appointed to the Board of Trustees effective July 23, 2003.
 28

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 24, 2003, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Jerry D. Choate...........................................  14,076,724            383,129
Linda Hutton Heagy........................................  14,073,212            386,641
R. Craig Kennedy..........................................  14,065,952            393,901
Theodore A. Myers.........................................  14,070,691            389,162
Richard F. Powers, III....................................  14,021,646            438,207
Hugo F. Sonnenschein......................................  14,077,152            382,701
Suzanne H. Woolsey........................................  14,068,485            391,368

Trustees not voted on include: David C. Arch, Rod Dammeyer, Howard J. Kerr, and Wayne W. Whalen.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 957, 107
                                                 VIN SAR 8/03 11618H03-AS-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Income Trust
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
   ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
   ----------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003